Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022
Operating Loss Carryforwards [Line Items]
Tax credit carry forwards expiration start year	2036
Research and development credits	$ 3,775,000	$ 2,392,000
Deferred tax assets, deferred expense, capitalized research and development costs increase				$ 6,700,000
Uncertain income tax position, Description	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Reinsurance Retention Policy Amount Retained		1,000,000	$ 300,000
Income tax expense (benefit)	$ 0	0
Net valuation allowance increased		$ 9,700,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carry forward	1,300,000
Capitalized expenses, amortization period				5 years
Net operating loss carryforwards	$ 139,400,000
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carry forwards expiration start year	2036
Research and development credits	$ 2,200,000
Domestic Tax Authority [Member] | Indefinite Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	127,000,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carry forward	27,400,000
Research and development credits	3,800,000
Capitalized expenses, amortization period				15 years
Net operating loss carryforwards	$ 53,000,000
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carry forwards expiration start year	indefinitely